Other intangible assets	12 Months Ended
Dec. 31, 2014
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Other intangible assets
Other intangible assets

Other intangible assets include purchased technology from third parties and software developed or purchased (including licenses) for internal use. The changes in the amount of other intangible assets are as follows:

	Software	Purchased technology and other intangible assets	Total
At cost
Balance January 1, 2013	20,346	14,393	34,739
Deconsolidation ASMPT	(4,931)	(7,215)	(12,146)
Additions	437	33	470
Disposals	(1)	—	(1)
Foreign currency translation effect	(248)	(169)	(417)
Balance December 31, 2013	15,603	7,042	22,645
Additions	1,496	—	1,496
Reclassification from evaluation tools	—	2,269	2,269
Disposals	(414)	(1,202)	(1,616)
Foreign currency translation effect	216	680	896
Balance December 31, 2014	16,901	8,789	25,690

Accumulated amortization
Balance January 1, 2013	13,446	7,378	20,824
Deconsolidation ASMPT	(3,744)	(3,895)	(7,639)
Amortization for the year	2,118	2,071	4,189
Disposals	(1)	—	(1)
Foreign currency translation effect	(211)	(154)	(365)
Balance December 31, 2013	11,608	5,400	17,008
Amortization for the year	3,695	1,033	4,728
Reclassification from evaluation tools	—	878	878
Disposals	(414)	(1,202)	(1,616)
Foreign currency translation effect	193	539	732
Balance December 31, 2014	15,082	6,648	21,730

Other intangible assets, net
December 31, 2013	3,995	1,642	5,637
December 31, 2014	1,819	2,141	3,960

Other intangible assets are amortized over their useful lives of 3 to 7 years. Estimated amortization expenses relating to other intangible assets are as follows:

2015	2,266
2016	1,192
2017	481
2018	14
2019	7
3,960